UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1899

Dreyfus Research Growth Fund, Inc. (Formerly: Dreyfus Growth Opportunity Fund, Inc.) (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28(9)
Date of reporting period:	11/30/2008

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund, Inc.
November 30, 2008 (Unaudited)

Common Stocks--97.0%	Shares	Value ($)

Computers--7.0%
Apple	37,680 a	3,491,806
Microsoft	264,500	5,348,190
		8,839,996
Consumer Discretionary--10.1%
Darden Restaurants	53,560	979,612
Family Dollar Stores	23,440 b	651,163
Gap	71,910	936,268
Home Depot	38,290	884,882
Johnson Controls	58,200	1,027,812
Kohl's	20,290 a	662,671
News, Cl. A	139,300	1,100,470
O'Reilly Automotive	28,760 a	749,773
Omnicom Group	32,100	908,109
Ross Stores	27,380	725,570
Sherwin-Williams	11,790	694,785
Time Warner	138,030	1,249,172
Viacom, Cl. B	49,020 a	780,398
WMS Industries	54,480 a,b	1,342,932
		12,693,617
Consumer Staples--14.2%
Colgate-Palmolive	45,770	2,978,254
CVS Caremark	34,750	1,005,318
Energizer Holdings	14,590 a	633,498
Kraft Foods, Cl. A	41,820	1,137,922
Lorillard	22,350	1,350,611
PepsiCo	77,480	4,393,116
Philip Morris International	73,920	3,116,467
Wal-Mart Stores	59,130	3,304,184
		17,919,370
Energy--9.9%
Chevron	21,320	1,684,493
Diamond Offshore Drilling	12,720	938,736
Exxon Mobil	33,460	2,681,819
National Oilwell Varco	34,290 a	970,064
Noble Energy	17,150	896,602
Schlumberger	46,880	2,378,691
Southwestern Energy	47,010 a	1,615,734
Transocean	18,655 a	1,247,647
		12,413,786
Financial--2.8%
ACE	17,400	909,150
Bank of America	41,220	669,825
Moody's	35,800 b	777,218
Northern Trust	25,720	1,180,291
		3,536,484

Health Care--15.7%
Abbott Laboratories	62,580	3,278,566
Alexion Pharmaceuticals	17,830 a	600,158
Amgen	26,160 a	1,452,926
Baxter International	28,950	1,531,455
Celgene	25,100 a	1,307,710
Covidien	22,130	815,491
Genentech	21,500 a	1,646,900
Gilead Sciences	43,620 a	1,953,740
Life Technologies	22,800 a,b	595,080
McKesson	24,040	839,958
Medco Health Solutions	24,530 a	1,030,260
Novartis, ADR	13,250	621,690
Quest Diagnostics	17,790	828,480
Schering-Plough	72,130	1,212,505
UnitedHealth Group	29,000	609,290
Vertex Pharmaceuticals	55,500 a	1,364,745
		19,688,954
Industrial--12.0%
3M	25,030	1,675,258
Danaher	22,300	1,240,772
Dover	35,340	1,054,192
Eaton	16,670	772,488
Emerson Electric	44,740	1,605,719
General Electric	103,650	1,779,671
Goodrich	53,700	1,807,005
Honeywell International	25,300	704,858
Lockheed Martin	13,380	1,031,732
Norfolk Southern	13,040	645,089
Parker Hannifin	23,950	983,866
Waste Management	63,900	1,865,880
		15,166,530
Information Technology--20.2%
Accenture, Cl. A	42,640	1,320,987
Activision Blizzard	92,500 a	1,082,250
Alliance Data Systems	22,360 a,b	968,412
Amphenol, Cl. A	42,960	997,531
Check Point Software Technologies	43,700 a	900,657
Cisco Systems	237,260 a	3,924,280
Hewlett-Packard	104,440	3,684,643
International Business Machines	46,790	3,818,064
Juniper Networks	39,610 a	688,422
Lam Research	46,530 a	939,906
McAfee	25,610 a	776,751
Nokia, ADR	67,330	954,066
QUALCOMM	54,660	1,834,936
Taiwan Semiconductor
Manufacturing, ADR	171,970	1,229,586
Visa, Cl. A	24,100	1,266,696
Xilinx	59,730	977,183
		25,364,370
Materials--3.4%

Monsanto	19,270	1,526,184
Pactiv	42,170 a	1,053,828
Potash Corp of Saskatchewan	8,380	516,543
Praxair	19,940	1,177,457
		4,274,012
Telecommunication Services--.6%
Metropcs Communications	54,260 a,b	794,366
Utilities--1.1%
PG & E	17,510	666,080
Questar	23,510	756,787
		1,422,867
Total Common Stocks
(cost $146,179,983)		122,114,352

Other Investment--3.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,563,000)	4,563,000 [c]	4,563,000

Investment of Cash Collateral for
Securities Loaned--3.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,533,908)	4,533,908 [c]	4,533,908

Total Investments (cost $155,276,891)	104.2%	131,211,260
Liabilities, Less Cash and Receivables	(4.2%)	(5,278,681)
Net Assets	100.0%	125,932,579

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $4,430,711 and the total market value of the collateral held by the fund is $4,533,908.
c	Investment in affiliated money market mutual fund.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $155,276,891.

Net unrealized depreciation on investments was $24,065,631 of which $3,493,131 related to appreciated investment securities and $27,558,762 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	131,211,260	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	131,211,260	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.
(Formerly: Dreyfus Growth Opportunity Fund, Inc.)

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)